Customer Assets and Liabilities (Details) - Schedule of fair market value of customer digital currency assets - Nukkleus Inc.[Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of fair market value of customer digital currency assets [Abstract]
Fair value	$ 393,045	$ 248,214	$ 1,168,349
Percentage of total	100.00%	100.00%	100.00%
Bitcoin [Member]
Schedule of fair market value of customer digital currency assets [Abstract]
Fair value	$ 3,210	$ 162,294	$ 921,684
Percentage of total	0.80%	65.40%	78.90%
Stablecoin/USD Coin [Member]
Schedule of fair market value of customer digital currency assets [Abstract]
Fair value	$ 387,868	$ 85,897	$ 246,617
Percentage of total	98.70%	34.60%	21.10%
Ethereum [Member]
Schedule of fair market value of customer digital currency assets [Abstract]
Fair value	$ 1,805	$ 23	$ 48
Percentage of total	0.50%	0.00%	0.00%
Others [Member]
Schedule of fair market value of customer digital currency assets [Abstract]
Fair value	$ 162
Percentage of total	0.00%